Trade and Other Payables - Summary of Trade and Other Payables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Trade And Other Payables [Abstract]
Trade creditors	$ 2,101	$ 580
Sundry creditors and accrued expenses	1,455	1,796
Total	$ 3,556	$ 2,376